Average Annual Total Returns{- Fidelity Advisor® Energy Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Energy Fund	Fidelity Advisor Energy Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Energy Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Energy Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Energy Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Energy Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Energy Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Energy Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1509 Past 1 year	F1509 Past 5 years	F1509 Past 10 years
Total	3.44%	(4.52%)	0.10%	3.05%	(4.74%)	(0.30%)	2.31%	(3.36%)	0.13%	5.62%	(4.32%)	0.10%	8.00%	(4.08%)	(0.03%)	10.08%	(3.11%)	0.99%	10.26%		(19.49%)	[1]	31.49%	11.70%	13.56%	9.42%	(3.13%)	2.29%

[1]	(a) Since inception October 2, 2018.